03055693

1-15609

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006

Cert Amx

July 29, 2003

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

RECD S.E.C.
JUL 2 9 2003
081

PROCESSED
JUL 3 1 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on July 28, 2003, the American Stock Exchange, Inc. (the "Exchange") received from Path 1 Network Technologies, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A12B for the registration of the following securities:

Units
Common Stock, par value $.001
Common Stock Purchase Warrants

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Director
Listing Qualifications Department

cc: Herbert Scholl